Note 10 - Finance Expense	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of finance cost [text block]

10  Finance expense

The following table presents the components of Finance expense for the year ended  December 31, 2025, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2025	2024	2023
Loan interest expense	$51,594	$37,466	$2,174
Lease interest expense	775	1,063	809
Total Finance expense	$52,369	$38,529	$2,983

Loan interest expense for the year ended December 31, 2025, 2024, and 2023 includes expenses related to borrowing arrangements discussed in Note 22.

For the year ended December 31, 2025, 2024, and 2023 the Group recognized Loan interest expense of $34.8 million, $34.9 million, and $0 million respectively, from the loan facility with a related company owned by the major shareholder of the Group. See Notes 22 and 30 for details.

For the year ended December 31, 2025, 2024, and 2023 the Group recognized Loan interest expense of $0 million, $0 million, and $2.1 million respectively, from the loan facility with a parent entity. See Note 30 for details.